UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elizabeth Crotty
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     Elizabeth Crotty     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $185,397 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COVANTA HLDG CORP              COM              22282E102      239    10000 SH       SOLE                    10000        0        0
CUMULUS MEDIA INC              CL A             231082108     8687  2039216 SH       SOLE                  2039216        0        0
EQUITY MEDIA HLDGS CORP        COM              294725106      766  1392350 SH       SOLE                  1392350        0        0
EXCO RESOURCES INC             COM              269279402    97921  5999997 SH       SOLE                  5999997        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691     3024   149300 SH       SOLE                   149300        0        0
MARKET VECTORS ETF TR          COAL ETF         57060U837      294    10000 SH       SOLE                    10000        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2    46860 71000000 PRN      SOLE                 71000000        0        0
PENNANTPARK INVT CORP          COM              708062104      609    82100 SH       SOLE                    82100        0        0
POPULAR INC                    COM              733174106     4575   551793 SH       SOLE                   551793        0        0
REVLON INC                     CL A             761525500     4601   309809 SH       SOLE                   309809        0        0
TESORO CORP                    COM              881609101      165    10000 SH       SOLE                    10000        0        0
UAL CORP                       COM NEW          902549807       88    10000 SH       SOLE                    10000        0        0
VALLEY NATL BANCORP            COM              919794107     5031   240000 SH       SOLE                   240000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106     8201   227800 SH       SOLE                   227800        0        0
ZIONS BANCORPORATION           COM              989701107     4336   112055 SH       SOLE                   112055        0        0